Income Taxes - Effect of Tax Holidays (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
The aggregate amount of effect	$ (4,310)	$ (275)	$ (126)